Financial Instruments and Financial Risk Management - Summary of Exchange Rates Applied (Details) - Currency Risk - United States of America, Dollars - Rate	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Average USD for the year ended	1.2535	1.3415
Closing USD as at	1.2637	1.2725